Debt (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Debt

	As at December 31,
	2018	2017
Current:
Capital leases (b)	6,506	9,651
Secured equipment loans (c)	3,350	1,619
	9,856	11,270
Long-term:
Senior secured notes (a)	331,683	302,085
Capital leases (b)	7,604	14,110
Secured equipment loans (c)	6,338	1,753
	345,625	317,948